Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of estimated future amortization expense [Abstract]
2021	$ 189,148
2022	184,631
2023	134,592
2024	129,366
2025	110,786
2026 and after	301,976
Total	$ 1,050,499	$ 1,144,579